RELATED PARTIES (Schedule of Loans and other due to Caesars, net) (Details) - Caesars [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loan principals	$ 11,000	$ 12,500
Discounts	(1,445)	(2,492)
Accrued interest	267	677
Liability with respect to IP Option	3,450	3,450
Receivables on IP Option	(373)	(1,497)
Loans and other due to William Hill, net	$ 12,899	$ 12,638